JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobiles & Parts — 0.5%
BorgWarner, Inc.	7,904	387,138
Gentex Corp.	23,695	806,341

		1,193,479

Banks — 2.0%
Bank of Hawaii Corp.	2,057	172,192
Citizens Financial Group, Inc.	4,955	208,903
Comerica, Inc.	2,530	173,710
Commerce Bancshares, Inc.	581	41,094
Discover Financial Services	4,297	534,203
Fifth Third Bancorp	9,039	328,025
First Horizon Corp.	8,762	135,373
First Republic Bank	2,623	511,537
FNB Corp.	10,016	114,783
Huntington Bancshares, Inc.	50,163	706,295
KeyCorp	10,974	215,749
M&T Bank Corp.	1,591	212,955
People’s United Financial, Inc.	13,918	218,513
Popular, Inc. (Puerto Rico)	7,145	519,870
Prosperity Bancshares, Inc.	1,926	131,334
Regions Financial Corp.	13,613	262,050
Zions Bancorp NA	3,484	181,691

		4,668,277

Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A*	654	464,340
Brown-Forman Corp., Class B	9,025	640,053
Molson Coors Beverage Co., Class B*	14,477	707,781

		1,812,174

Chemicals — 5.8%
Albemarle Corp.	5,499	1,133,014
Ashland Global Holdings, Inc.	7,878	670,181
Celanese Corp.	5,600	872,312
CF Industries Holdings, Inc.	17,589	831,080
Chemours Co. (The)	25,920	861,840
Eastman Chemical Co.	7,381	831,986
Element Solutions, Inc.	39,755	929,869
FMC Corp.	6,970	745,442
Huntsman Corp.	30,409	803,102
LyondellBasell Industries NV, Class A	8,294	823,843
Mosaic Co. (The)	19,194	599,429
NewMarket Corp.	1,325	418,581
Olin Corp.	18,787	883,553
Scotts Miracle-Gro Co. (The)	3,989	705,893
Valvoline, Inc.	26,215	804,276
Westlake Chemical Corp.	9,081	752,997
WR Grace & Co.	10,040	698,784

		13,366,182

Construction & Materials — 2.2%
AO Smith Corp.	10,413	732,346
Eagle Materials, Inc.	1,680	237,418
Fortune Brands Home & Security, Inc.	8,365	815,337
Lennox International, Inc.	1,398	460,543
Masco Corp.	11,302	674,842
Owens Corning	3,566	342,907
Quanta Services, Inc.	7,903	718,383
Trane Technologies plc	5,132	1,044,926

		5,026,702

Consumer Services — 0.5%
Frontdoor, Inc.*	7,564	370,182
IAA, Inc.*	6,348	383,927
Service Corp. International	7,468	466,676

		1,220,785

Electricity — 6.9%
AES Corp. (The)	32,563	771,743
Alliant Energy Corp.	12,735	745,380
Avangrid, Inc.	13,709	714,787
Brookfield Renewable Corp.	5,152	218,651
CMS Energy Corp.	11,435	706,569
Consolidated Edison, Inc.	10,298	759,683
DTE Energy Co.	6,562	769,854
Entergy Corp.	6,657	685,138
Evergy, Inc.	14,453	942,625
Eversource Energy	9,394	810,420
FirstEnergy Corp.	19,961	764,906
Hawaiian Electric Industries, Inc.	16,020	694,307
IDACORP, Inc.	7,963	839,698
NRG Energy, Inc.	21,524	887,650
OGE Energy Corp.	21,527	726,536
Pinnacle West Capital Corp.	9,741	813,861
PPL Corp.	26,439	750,074
Public Service Enterprise Group, Inc.	14,613	909,367
Sunrun, Inc.*	15,463	819,075
Vistra Corp.	42,082	805,870
Xcel Energy, Inc.	12,874	878,651

		16,014,845

Electronic & Electrical Equipment — 2.2%
AMETEK, Inc.	6,189	860,581
Hubbell, Inc.	3,363	674,147
IDEX Corp.	3,698	838,300
Keysight Technologies, Inc.*	6,313	1,038,804
Pentair plc	4,011	295,490
Regal Beloit Corp.	3,591	528,703
Rockwell Automation, Inc.	2,531	778,080

		5,014,105

Finance & Credit Services — 0.8%
Ally Financial, Inc.	7,399	380,013
FactSet Research Systems, Inc.	840	300,115
Morningstar, Inc.	1,616	408,250
Santander Consumer USA Holdings, Inc.	17,339	711,419

		1,799,797

Food Producers — 5.5%
Archer-Daniels-Midland Co.	12,260	732,167
Bunge Ltd.	8,487	658,846
Campbell Soup Co.	15,973	698,340
Conagra Brands, Inc.	22,238	744,751
Corteva, Inc.	20,268	867,065
Darling Ingredients, Inc.*	10,128	699,541
Flowers Foods, Inc.	28,749	677,326
Hain Celestial Group, Inc. (The)*	16,870	673,282
Herbalife Nutrition Ltd.*	9,636	490,858
Hershey Co. (The)	5,071	907,101
Hormel Foods Corp.	13,941	646,584
Ingredion, Inc.	7,266	638,027
JM Smucker Co. (The)	6,847	897,710

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Kellogg Co.	11,383	721,227
Lamb Weston Holdings, Inc.	5,812	388,067
McCormick & Co., Inc. (Non-Voting)	7,932	667,636
Pilgrim’s Pride Corp.*	4,903	108,601
Post Holdings, Inc.*	2,627	268,847
Tyson Foods, Inc., Class A	9,857	704,381
US Foods Holding Corp.*	15,186	521,487

		12,711,844

Gas, Water & Multi-utilities — 2.8%
Ameren Corp.	10,467	878,391
American Water Works Co., Inc.	5,492	934,244
CenterPoint Energy, Inc.	33,233	846,112
Essential Utilities, Inc.	14,886	731,200
National Fuel Gas Co.	15,667	805,754
NiSource, Inc.	27,153	672,580
UGI Corp.	17,502	804,917
WEC Energy Group, Inc.	8,854	833,515

		6,506,713

General Industrials — 2.0%
AptarGroup, Inc.	3,248	418,732
Carlisle Cos., Inc.	864	174,735
ITT, Inc.	2,692	263,574
Packaging Corp. of America	4,685	662,927
Parker-Hannifin Corp.	2,023	631,237
PPG Industries, Inc.	5,325	870,744
RPM International, Inc.	9,100	787,969
Silgan Holdings, Inc.	7,998	324,079
Sonoco Products Co.	6,578	419,611
WestRock Co.	3,689	181,536

		4,735,144

Health Care Providers — 3.3%
Acadia Healthcare Co., Inc.*	5,915	365,074
Amedisys, Inc.*	2,657	692,467
Cerner Corp.	7,415	596,092
Chemed Corp.	1,418	674,996
DaVita, Inc.*	6,976	838,864
Encompass Health Corp.	8,767	729,853
IQVIA Holdings, Inc.*	3,989	988,075
Molina Healthcare, Inc.*	3,621	988,569
Universal Health Services, Inc., Class B	5,093	816,968
Veeva Systems, Inc., Class A*	2,915	969,850

		7,660,808

Household Goods & Home Construction — 1.4%
Leggett & Platt, Inc.	8,443	405,517
Lennar Corp., Class A	9,531	1,002,185
NVR, Inc.*	20	104,452
Toll Brothers, Inc.	14,076	834,284
Whirlpool Corp.	3,951	875,305

		3,221,743

Industrial Engineering — 1.8%
Cummins, Inc.	3,663	850,182
Graco, Inc.	11,195	874,106
Lincoln Electric Holdings, Inc.	3,539	493,443
Nordson Corp.	530	119,849
Snap-on, Inc.	3,624	789,959
Toro Co. (The)	8,341	948,705

		4,076,244

Industrial Materials — 0.8%
Avery Dennison Corp.	4,260	897,497
International Paper Co.	14,961	864,147

		1,761,644

Industrial Metals & Mining — 2.3%
Alcoa Corp.*	17,397	698,490
Cleveland-Cliffs, Inc.*(a)	15,303	382,575
Fastenal Co.	17,181	941,003
Nucor Corp.	9,262	963,433
Reliance Steel & Aluminum Co.	5,482	861,496
Steel Dynamics, Inc.	14,987	965,912
Timken Co. (The)	7,789	619,226

		5,432,135

Industrial Support Services — 1.4%
ADT, Inc.	10,082	105,760
Booz Allen Hamilton Holding Corp.	2,430	208,518
MSC Industrial Direct Co., Inc., Class A	6,004	535,377
Paychex, Inc.	4,832	549,978
Robert Half International, Inc.	4,963	487,416
Synchrony Financial	7,216	339,297
Western Union Co. (The)	8,020	186,144
WW Grainger, Inc.	1,709	759,787

		3,172,277

Industrial Transportation — 1.4%
Allison Transmission Holdings, Inc.	6,137	244,928
Expeditors International of Washington, Inc.	4,767	611,368
Kansas City Southern	2,325	622,635
Landstar System, Inc.	4,324	678,868
Old Dominion Freight Line, Inc.	2,589	696,829
PACCAR, Inc.	4,568	379,098
Schneider National, Inc., Class B	5,959	133,720

		3,367,446

Investment Banking & Brokerage Services — 2.7%
Ameriprise Financial, Inc.	2,000	515,120
Broadridge Financial Solutions, Inc.	5,389	934,938
Invesco Ltd.	32,263	786,572
Jefferies Financial Group, Inc.	24,416	810,367
LPL Financial Holdings, Inc.	3,117	439,622
Nasdaq, Inc.	2,562	478,402
Raymond James Financial, Inc.	2,719	352,056
State Street Corp.	10,849	945,382
T. Rowe Price Group, Inc.	2,820	575,731
Virtu Financial, Inc., Class A	20,917	538,403

		6,376,593

Leisure Goods — 1.4%
Garmin Ltd.	6,613	1,039,564
Harley-Davidson, Inc.	1,346	53,328
Polaris, Inc.	2,997	392,817
Pool Corp.	2,121	1,013,456
Take-Two Interactive Software, Inc.*	4,512	782,471

		3,281,636

Life Insurance — 0.4%
Globe Life, Inc.	5,215	485,569
Lincoln National Corp.	2,380	146,655
Principal Financial Group, Inc.	4,805	298,535

		930,759

Media — 0.9%
Discovery, Inc., Class A*(a)	15,772	457,546
Interpublic Group of Cos., Inc. (The)	27,783	982,407
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,475	349,008
Nexstar Media Group, Inc., Class A	1,332	195,897

		1,984,858

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Medical Equipment & Services — 7.5%
Agilent Technologies, Inc.	5,186	794,651
Bio-Rad Laboratories, Inc., Class A*	1,416	1,047,146
Bio-Techne Corp.	2,264	1,091,791
Bruker Corp.	9,945	817,976
Cooper Cos., Inc. (The)	126	53,143
Dentsply Sirona, Inc.	13,216	872,785
Envista Holdings Corp.*	21,342	919,413
Globus Medical, Inc., Class A*	8,657	720,003
Henry Schein, Inc.*	2,666	213,680
Hill-Rom Holdings, Inc.	6,584	911,621
Hologic, Inc.*	11,746	881,420
IDEXX Laboratories, Inc.*	1,701	1,154,180
Laboratory Corp. of America Holdings*	3,395	1,005,429
Masimo Corp.*	2,530	689,147
PerkinElmer, Inc.	5,189	945,592
QIAGEN NV*	11,374	600,433
Quest Diagnostics, Inc.	5,851	829,672
Quidel Corp.*	3,474	491,467
ResMed, Inc.	4,048	1,100,246
STERIS plc	4,095	892,505
Teleflex, Inc.	475	188,779
West Pharmaceutical Services, Inc.	2,714	1,117,435

		17,338,514

Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	27,259	231,429
New Residential Investment Corp.	38,260	373,418
Starwood Property Trust, Inc.	31,068	808,700

		1,413,547

Non-life Insurance — 2.6%
American Financial Group, Inc.	4,260	538,847
Arch Capital Group Ltd.*	1,603	62,517
Arthur J Gallagher & Co.	6,460	899,943
Assurant, Inc.	3,082	486,370
Assured Guaranty Ltd.	4,126	197,264
Axis Capital Holdings Ltd.	2,905	147,777
Brown & Brown, Inc.	12,572	683,917
CNA Financial Corp.	96	4,225
Everest Re Group Ltd.	1,113	281,400
Fidelity National Financial, Inc.	6,314	281,668
First American Financial Corp.	3,387	227,979
Hanover Insurance Group, Inc. (The)	1,661	225,730
Hartford Financial Services Group, Inc. (The)	11,862	754,660
Mercury General Corp.	1,288	78,349
Old Republic International Corp.	22,211	547,723
Reinsurance Group of America, Inc.	2,133	235,014
WR Berkley Corp.	6,250	457,313

		6,110,696

Non-Renewable Energy — 4.8%
Antero Midstream Corp.	93,823	891,319
Baker Hughes Co.	29,996	637,115
Cabot Oil & Gas Corp.	44,586	713,376
Cimarex Energy Co.	9,451	616,205
Continental Resources, Inc.(a)	19,159	654,280
Devon Energy Corp.	35,666	921,609
Diamondback Energy, Inc.	6,816	525,718
DT Midstream, Inc.*	3,281	139,114
EQT Corp.*	44,595	820,102
Halliburton Co.	40,002	827,241
HollyFrontier Corp.	12,895	379,113
Marathon Oil Corp.	57,196	662,902
Marathon Petroleum Corp.	4,978	274,885
Pioneer Natural Resources Co.	6,073	882,832
Targa Resources Corp.	17,824	750,569
Texas Pacific Land Corp.	420	626,871
Williams Cos., Inc. (The)	36,071	903,579

		11,226,830

Personal Care, Drug & Grocery Stores — 2.5%
Albertsons Cos., Inc., Class A(a)	26,248	566,957
AmerisourceBergen Corp.	6,479	791,540
Casey’s General Stores, Inc.	3,140	620,809
Church & Dwight Co., Inc.	9,344	809,004
Clorox Co. (The)	4,090	739,840
Kroger Co. (The)	21,362	869,433
McKesson Corp.	4,033	822,046
Reynolds Consumer Products, Inc.	5,295	150,643
Spectrum Brands Holdings, Inc.	4,141	361,716

		5,731,988

Personal Goods — 0.4%
Carter’s, Inc.	1,822	178,082
Tapestry, Inc.*	15,621	660,769

		838,851

Pharmaceuticals, Biotechnology & Marijuana Producers — 2.0%
Cardinal Health, Inc.	9,635	572,126
Charles River Laboratories International, Inc.*	2,772	1,127,982
Horizon Therapeutics plc*	9,518	951,991
Jazz Pharmaceuticals plc*	4,154	704,186
Royalty Pharma plc, Class A	8,335	318,397
Sage Therapeutics, Inc.*	3,486	152,443
United Therapeutics Corp.*	4,987	907,285

		4,734,410

Precious Metals & Mining — 0.3%
Royal Gold, Inc.	5,581	678,203

Real Estate Investment & Services — 1.2%
CBRE Group, Inc., Class A*	8,953	863,606
CoStar Group, Inc.*	8,431	749,094
Jones Lang LaSalle, Inc.*	3,654	813,271
Zillow Group, Inc., Class C*	4,130	438,854

		2,864,825

Real Estate Investment Trusts — 8.8%
Alexandria Real Estate Equities, Inc.	2,053	413,351
American Campus Communities, Inc.	1,386	69,730
American Homes 4 Rent, Class A	11,350	476,700
Americold Realty Trust	13,256	514,996
Brixmor Property Group, Inc.	23,331	537,080
Camden Property Trust	2,299	343,448
CoreSite Realty Corp.	4,665	644,750
CubeSmart	15,797	784,479
Duke Realty Corp.	16,656	847,457
Extra Space Storage, Inc.	5,218	908,662
First Industrial Realty Trust, Inc.	7,083	388,007

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Gaming and Leisure Properties, Inc.	14,526	687,661
Healthpeak Properties, Inc.	22,372	827,093
Highwoods Properties, Inc.	6,990	333,353
Iron Mountain, Inc.	18,586	813,323
Kimco Realty Corp.	34,518	736,269
Lamar Advertising Co., Class A	6,700	714,220
Life Storage, Inc.	6,949	815,535
Medical Properties Trust, Inc.	34,151	718,195
Mid-America Apartment Communities, Inc.	4,863	939,045
National Retail Properties, Inc.	3,085	150,764
Omega Healthcare Investors, Inc.	16,383	594,375
Park Hotels & Resorts, Inc.*	28,923	535,075
Rayonier, Inc.	9,557	360,394
Simon Property Group, Inc.	6,262	792,268
SL Green Realty Corp.(a)	5,496	409,232
Spirit Realty Capital, Inc.	9,107	457,354
Ventas, Inc.	12,610	753,826
VEREIT, Inc.	14,571	713,542
VICI Properties, Inc.	23,076	719,740
Weingarten Realty Investors	4,020	129,404
Welltower, Inc.	10,276	892,573
Weyerhaeuser Co.	19,956	673,116
WP Carey, Inc.	8,194	661,174

		20,356,191

Renewable Energy — 0.6%
Enphase Energy, Inc.*	4,895	928,092
First Solar, Inc.*	5,735	493,439

		1,421,531

Retailers — 2.6%
AutoNation, Inc.*	9,088	1,102,647
Best Buy Co., Inc.	7,607	854,647
Dick’s Sporting Goods, Inc.	9,537	993,183
Foot Locker, Inc.	10,888	621,269
Gap, Inc. (The)	5,761	168,048
Penske Automotive Group, Inc.	5,124	453,987
Tractor Supply Co.	5,177	936,675
Williams-Sonoma, Inc.	5,442	825,551

		5,956,007

Software & Computer Services — 5.2%
Amdocs Ltd.	11,054	852,374
ANSYS, Inc.*	2,344	863,670
Cadence Design Systems, Inc.*	6,533	964,597
Citrix Systems, Inc.	4,845	488,134
Dolby Laboratories, Inc., Class A	7,071	686,594
EPAM Systems, Inc.*	1,787	1,000,363
Fortinet, Inc.*	4,325	1,177,438
InterActiveCorp.*	2,658	364,917
Leidos Holdings, Inc.	6,501	691,836
Manhattan Associates, Inc.*	6,162	983,640
Nuance Communications, Inc.*	17,699	971,675
Paycom Software, Inc.*	291	116,400
SS&C Technologies Holdings, Inc.	11,719	918,652
Synopsys, Inc.*	3,704	1,066,715
Tyler Technologies, Inc.*	1,418	698,564
Vimeo, Inc.*	4,196	187,981

		12,033,550

Technology Hardware & Equipment — 5.6%
Amphenol Corp., Class A	12,474	904,240
CDW Corp.	5,634	1,032,994
Cirrus Logic, Inc.*	6,371	526,181
Corning, Inc.	16,238	679,723
Entegris, Inc.	8,150	983,216
HP, Inc.	15,594	450,199
Marvell Technology, Inc.	15,693	949,583
Maxim Integrated Products, Inc.*	9,273	926,465
Microchip Technology, Inc.	3,172	453,977
Monolithic Power Systems, Inc.	2,302	1,034,197
National Instruments Corp.	1,356	59,813
NetApp, Inc.	6,402	509,535
ON Semiconductor Corp.*	7,462	291,466
Qorvo, Inc.*	4,970	942,262
Skyworks Solutions, Inc.	4,588	846,532
SYNNEX Corp.	5,443	650,656
Teradyne, Inc.	6,751	857,377
Xilinx, Inc.	5,833	874,017

		12,972,433

Telecommunications Equipment — 2.4%
Arista Networks, Inc.*	2,347	892,775
Ciena Corp.*	13,081	760,530
CommScope Holding Co., Inc.*	33,887	717,049
Juniper Networks, Inc.	27,195	765,267
Lumentum Holdings, Inc.*	8,473	711,647
Motorola Solutions, Inc.	4,626	1,035,854
Ubiquiti, Inc.	2,316	725,140

		5,608,262

Telecommunications Service Providers — 1.6%
Altice USA, Inc., Class A*	19,148	588,418
Cable One, Inc.	381	719,324
DISH Network Corp., Class A*	20,379	853,677
Lumen Technologies, Inc.	58,290	726,876
Roku, Inc.*	2,088	894,311

		3,782,606

Travel & Leisure — 0.6%
Choice Hotels International, Inc.	1,920	230,208
Copa Holdings SA, Class A (Panama)*	4,170	295,695
Hyatt Hotels Corp., Class A*	557	44,487
Travel + Leisure Co.	3,592	186,066
Wendy’s Co. (The)	963	22,351
Yum China Holdings, Inc. (China)	10,327	642,236

		1,421,043

Waste & Disposal Services — 0.7%
Clean Harbors, Inc.*	4,631	439,945
Republic Services, Inc.	7,449	881,664
Stericycle, Inc.*	5,401	381,040

		1,702,649

TOTAL COMMON STOCKS (Cost $179,954,405)		231,528,326

SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $260,144)	260,144	260,144

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	200,580	200,580
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	2,030,685	2,030,685

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $2,231,285)		2,231,265

TOTAL SHORT-TERM INVESTMENTS (Cost $2,491,429)		2,491,409

Total Investments — 100.9% (Cost $182,445,834)		234,019,735
Liabilities in Excess of Other Assets — (0.9%)		(2,144,066)

Net Assets — 100.0%		231,875,669

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $2,145,887.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	1	09/2021	USD	269,960	(532)

Abbreviations

USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$234,019,735	$—	$—	$234,019,735

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(532)	$—	$—	$(532)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$500	$26,200,000	$26,000,000	$100	$(20)	$200,580	200,580	$2,877	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	1,873,300	1,613,156	—	—	260,144	260,144	10	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	3,052,553	43,655,867	44,677,735	—	—	2,030,685	2,030,685	343	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	147,665	6,947,570	7,095,235	—	—	—	—	58	—

Total	$3,200,718	$78,676,737	$79,386,126	$100	$(20)	$2,491,409		$3,288	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.